Securities (Schedule of Amortized Cost Gross Unrealized Gains and Losses, and Fair Values of Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Available for Sale, Gross Unrealized Gains
Available for Sale, Fair Value	$ 243,277	281,121
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	250,311	284,970
Available for Sale, Gross Unrealized Gains	410	1,568
Available for Sale, Gross Unrealized Losses	(7,444)	(5,417)
Available for Sale, Fair Value	243,277	281,121
US Treasury Securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost		2,001
Available for Sale, Gross Unrealized Gains
Available for Sale, Gross Unrealized Losses		(3)
Available for Sale, Fair Value		1,998
States and Political Subdivisions [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	99,218	120,000
Available for Sale, Gross Unrealized Gains	385	1,535
Available for Sale, Gross Unrealized Losses	(1,990)	(1,057)
Available for Sale, Fair Value	97,613	120,478
Corporate Obligations [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	8,896	10,068
Available for Sale, Gross Unrealized Gains		16
Available for Sale, Gross Unrealized Losses	(256)	(95)
Available for Sale, Fair Value	8,640	9,989
Mortgage-backed Securities-Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	142,197	152,901
Available for Sale, Gross Unrealized Gains	25	17
Available for Sale, Gross Unrealized Losses	(5,198)	(4,262)
Available for Sale, Fair Value	$ 137,024	$ 148,656